SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION
Schedule of Share-based compensation recognized in operating expenses

	Year ended December 31,
	2017	2018	2019
	(HK$ in thousands)
Research and development expenses	8,854	9,223	12,055
General and administrative expenses	754	1,113	3,374
Selling and marketing expenses	161	104	538
Total share-based compensation expenses	9,769	10,440	15,967

Summary of the stock option activity under the 2014 and 2019 Share Incentive Plan

	Options granted	Weighted average
	share Number	exercise price (US$)
Outstanding at January 1, 2017	111,407,320	0.0168
Granted	217,455	0.9188
Outstanding at December 31, 2017	111,624,775	0.0186
Granted	9,625,690	1.1065
Cancelled/forfeited	(42,627)	0.2000
Outstanding at December 31, 2018	121,207,838	0.1049
Exercised	(106,295,232)	0.0126
Granted	9,791,200	0.6500
Cancelled/forfeited	(985,180)	0.8402
Outstanding at December 31, 2019	23,718,626	0.5161

Summary of share options outstanding

	As of December 31, 2019
		Weighted-	Weighted-average
		average	remaining exercise
	Options	exercise price	contractual life	Aggregate
	number	per option	(years)	intrinsic value
		US$		US$ in thousand
Options
Outstanding	23,718,626	0.5161	4.84	18,356
Exercisable	2,802,821	0.4061	4.84	2,459
Expected to vest	20,915,805	0.5307	4.84	15,897

Summary of fair value of options granted using the binomial option pricing model

	2017	2018	2019
Exercise price (US$)	0.8-1.03	0.3-1.2	0.65
Fair value of the ordinary shares on the date of option grant (US$)	0.4220	1.2820	1.2460
Risk-free interest rate	1.30%	2.33%	1.67%
Expected term (in years)	7.3	5.98	5.00
Expected dividend yield	0%	0%	0%
Expected volatility	46%	44%	45%
Expected forfeiture rate (post-vesting)	15%	15%	15%